SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2021
SUBSEQUENT EVENTS
NOTE 6. SUBSEQUENT EVENTS

On April 12, 2021, the Company hired Donald R. Keer, P.E. Esq., for preparing Super 10-K form and then getting the Company in compliance on that SEC’s requirement.

On April 12, 2021, the Company hired Yusuf Musaji, CPA., for preparing the Company’s tax returns for the years 2018, 2019 and 2020 and then getting the Company in compliance with the IRS’ rules and requirements.

On April 26, 2021, the Company hired Yusufali & Associates, LLC, Certified Public Accountants & IT Consultants, AICPA, HITRUS, PCAOB, PCIDSS & ISCE Registered for auditing the financial statements of the company for the periods ended on December 31, 2019, and December 31, 2020, all of which is currently under ongoing basis.